Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified					6 Months Ended							6 Months Ended							6 Months Ended							6 Months Ended							6 Months Ended							6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change Debt securities	Jun. 30, 2011 YoY Percent Change Debt securities	Jun. 30, 2011 Ytd Percent Change Debt securities	Jun. 30, 2011 Debt securities	Mar. 31, 2011 Debt securities	Dec. 31, 2010 Debt securities	Jun. 30, 2010 Debt securities	Jun. 30, 2011 QoQ Percent Change Equity securities	Jun. 30, 2011 YoY Percent Change Equity securities	Jun. 30, 2011 Ytd Percent Change Equity securities	Jun. 30, 2011 Equity securities	Mar. 31, 2011 Equity securities	Dec. 31, 2010 Equity securities	Jun. 30, 2010 Equity securities	Jun. 30, 2011 QoQ Percent Change Derivative instruments	Jun. 30, 2011 YoY Percent Change Derivative instruments	Jun. 30, 2011 Ytd Percent Change Derivative instruments	Jun. 30, 2011 Derivative instruments	Mar. 31, 2011 Derivative instruments	Dec. 31, 2010 Derivative instruments	Jun. 30, 2010 Derivative instruments	Jun. 30, 2011 QoQ Percent Change Other trading securities	Jun. 30, 2011 YoY Percent Change Other trading securities	Jun. 30, 2011 Ytd Percent Change Other trading securities	Jun. 30, 2011 Other trading securities	Mar. 31, 2011 Other trading securities	Dec. 31, 2010 Other trading securities	Jun. 30, 2010 Other trading securities	Jun. 30, 2011 QoQ Percent Change Short positions	Jun. 30, 2011 YoY Percent Change Short positions	Jun. 30, 2011 Ytd Percent Change Short positions	Jun. 30, 2011 Short positions	Mar. 31, 2011 Short positions	Dec. 31, 2010 Short positions	Jun. 30, 2010 Short positions	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 Ytd Percent Change	Jun. 30, 2011 YoY Percent Change
Schedule of Trading Assets and Liabilities
Trading assets	302,626	314,201	324,704	350,093				155,058	152,989	154,555	163,572				89,077	97,037	102,941	92,203				40,313	43,614	47,744	75,786				18,178	20,561	19,464	18,532
Trading assets, at fair value, % Change (as a percent)					1.00%	(5.00%)	0.00%					(8.00%)	(3.00%)	(13.00%)					(8.00%)	(47.00%)	(16.00%)					(12.00%)	(2.00%)	(7.00%)												(4.00%)	(7.00%)	(14.00%)
Trading liabilities	120,452	134,846	133,997	164,437																		46,315	48,153	57,903	80,651											74,137	86,693	76,094	83,786
Trading liabilities, at fair value, % Change (as a percent)																			(4.00%)	(43.00%)	(20.00%)												(14.00%)	(12.00%)	(3.00%)					(11.00%)	(10.00%)	(27.00%)